PGIM Investments LLC

655 Broad St.

17th Floor

Newark, New Jersey 07102

May 3, 2022

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	The Prudential Variable Contract Account-10
Registration Nos. 2-76580 and 811-03421

Dear Sir/Madam:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 59 to the Fund's registration statement. This Post-Effective Amendment was filed electronically via EDGAR on April 14, 2022.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Director & Corporate Counsel